Note 3 - Significant Accounting Policies (Details Textual) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use assets	$ 273,222	$ 394,654
Total lease liabilities	$ 292,679	394,654	$ 394,654
IFRS 16 [member]
Statement Line Items [Line Items]
Right-of-use assets		394,654
Total lease liabilities		$ 394,654